[Graphic Omitted]

                               U.S. Equity Fund

                                 ANNUAL REPORT
                                October 31, 1999

                      THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1999 (continued)

      Shares                                    Value
      ------                                 -----------

              BASIC MATERIALS (4.9%)

      6,150   Alcoa, Inc. ...............   $   373,612
      4,700   DuPont E.I. DeNemours
                & Co. .....................     302,856
      6,900   International Paper Co. ...       363,113
      3,300   Union Carbide Corp. .......       201,300
                                            -----------
                                              1,240,881
                                            -----------

              CAPITAL GOODS/DURABLES (4.7%)

      3,450   Allied Signal Corp. .......       196,434
      5,178   Lear Corp. ................       174,758
      9,100   Tyco Internationall
                Ltd. New ..................     363,431
      3,050   Union Pacific Corp. .......       170,037
      5,100   United Technologies Corp. .       308,550
                                            -----------
                                              1,213,210
                                            -----------

              CONSUMER GOODS (4.1%)

      7,750   General Electric Co. ......     1,050,609
                                            -----------

              CONSUMER NON-DURABLES (2.5%)

      5,650   BestFoods .................       331,937
      5,150   Coca Cola Co. .............       303,850
                                            -----------
                                                635,787
                                            -----------

              ENERGY (5.9%)

      5,800   Chevron Corp. .............       529,612
      5,500   Halliburton Co. ...........       207,281
      5,350   Mobil Corp. ...............       516,275
     10,450   Noble Affiliates, Inc. ....       264,516
                                            -----------
                                              1,517,684
                                            -----------

              FINANCE (15.7%)

      3,100   American Express Co. ......       477,400
      5,650   American International
                Group .....................     581,597
     11,200   Associates First
              Capital Corp. .............       408,800
      9,400   Bank of New York Co., Inc.        393,625
      5,800   Chase Manhattan Corp. .....       506,775
     13,400   Citigroup, Inc. ...........       725,275
      7,850   Fannie Mae ................       555,387
     11,150   Vornado Realty Trust ......       353,316
                                            -----------
                                              4,002,175
                                            -----------

              HEALTH CARE (8.8%)

      6,200   Becton Dickinson + Co. ....       157,325
      7,875   Bristol Myers Squibb Co. ..       604,898
      5,400   Lilly (Eli) & Co. .........       371,925
      9,900   Medtronic, Inc. ...........       342,787
      5,850   Pharmacia & Upjohn ........       314,081
      9,500   Schering Plough Corp. .....       470,250
                                            -----------
                                              2,261,266
                                            -----------

              RETAIL (7.3%)

      3,000   Best Buy Co., Inc. ........       166,688
      3,300   Costco Wholesale Corp.* ..        264,928
      6,200   Dayton Hudson Corp. .......       400,675
      4,800   Home Depot, Inc. ..........       362,400
     11,650   Wal-Mart Stores, Inc. .....       660,409
                                            -----------
                                              1,855,100
                                            -----------

              SERVICES (16.0%)

      8,450   Carnival Corp. ............       376,025
      7,725   Clear Channel
                Communications* ...........     620,897
      5,650   Cox Communications, Inc.* .       256,722
      3,950   GTE Corp. .................       296,250
      1,250   MCI Worldcom, Inc. ........       107,227
      8,650   MediaOne Group, Inc. ......       614,691
      8,686   SBC Communications, Inc. ..       442,443
      6,950   Sprint Corp. ..............       516,472
      5,000   Sprint Corp. PCS Group ....       414,687
      6,520   Time Warner, Inc. .........       454,363
                                            -----------
                                              4,099,777
                                            -----------


              TECHNOLOGY (23.2%)

      4,250   America Online, Inc. ......       551,172
     17,850   Cadence Design
                Systems, Inc.* ............     271,097
      5,750   Cisco Systems, Inc.* ......       425,680
      7,850   Computer Associates
              International, Inc. .......       443,525
      4,000   EMC Corp. * ...............       292,000
      9,300   Intel Corp. ...............       719,878
      5,200   International Business
              Machines Corp. ............       511,550
      2,550   Lexmark International
                Group, Inc. ...............     199,059
      8,375   Lucent Technologies, Inc. .       538,094
     13,150   Microsoft Corp. * .........     1,217,197
     10,150   Nortel Networks Corp. .....       628,666
      1,650   Solectron Corp. ...........       124,163
                                            -----------
                                              5,922,081
                                            -----------

                       THE 59 WALL STREET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1999 (continued)

      Shares                                    Value
      ------                                 ----------

              UTILITIES (1.8%)

      5,000   BellSouth Corp. ...........       225,000
      6,400   Consolidated Edison .......       244,400
                                            -----------
                                                469,400
                                            -----------

              TOTAL COMMON STOCKS
            (identified cost

              $20,794,172)  .............    24,267,970
                                            -----------

              TIME DEPOSIT (5.3%)

 1,351,000     State Street Bank (Cayman)
                 4.50%, 11/01/99
                 (identified cost
                 $ 1,351,000)  ..........     1,351,000
                                             ----------



TOTAL INVESTMENTS (identified cost
  $22,145,172) (a) ......................        100.2%      $ 25,618,970
CASH AND OTHER ASSETS LESS LIABILITIES ..         (0.2)           (49,220)
                                                 -----        -----------
NET ASSETS  .............................        100.0%      $ 25,569,750
                                                 =====        ===========
----------

*     Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $22,927,829, the aggregate gross unrealized appreciation is $3,445,345, and the aggregate gross unrealized depreciation is $754,204, resulting in net unrealized appreciation of $2,691,141.


                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1999


ASSETS:

      Investments in securities, at value
        (identified cost $22,145,172) (Note 1) ...   $25,618,970
      Receivables for:
      Capital stock sold .........................       391,731
      Investments sold ...........................       116,329
      Dividends and other receivables ............        14,035
                                                     -----------
            Total Assets .........................    26,141,065
                                                     -----------

LIABILITIES:
      Payables for:
      Investments purchased ......................       507,300
      Investment advisory fee (Note 2) ...........        13,177
      Capital stock redeemed .....................         5,822
      Shareholder servicing/eligible
        institution fees (Note 2) ................         5,068
      Administrative fee (Note 2) ................         3,041
      Accrued expenses and other liabilities .....        36,907
                                                     -----------
            Total Liabilities ....................       571,315
                                                     -----------

NET ASSETS .......................................   $25,569,750
                                                     ===========

Net Assets Consist of:
      Paid-in capital ............................   $15,711,814
      Accumulated net realized gain on investments     6,384,138
      Net unrealized appreciation ................     3,473,798
                                                     -----------

Net Assets .......................................   $25,569,750
                                                     ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($25,569,750 / 1,444,616 shares) ...........        $17.70
                                                          ======


                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1999


INVESTMENT INCOME:
      Income
        Dividends (Net of withholding taxes of $459) ...........   $   254,758
        Interest ...............................................        48,385
                                                                   -----------
            Total Income .......................................       303,143
                                                                   -----------
      Expenses:
        Investment Advisory fees (Note 2) ......................       174,315
        Shareholder servicing/eligible institution fees (Note 2)        67,044
        Custodian fee  (Note 3) ................................        44,122
        Administrative fee (Note 2) ............................        40,227
        Director's fees and expenses (Note 2) ..................         8,735
        Miscellaneous expenses .................................        42,070
                                                                   -----------

            Total Expenses .....................................       376,513
            Fees paid indirectly (Note 3) ......................       (13,513)
                                                                   -----------
            Net expenses .......................................       363,000
                                                                   -----------
            Net Investment Loss ................................       (59,857)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
        Net realized gain on investments .......................     9,448,439
        Net change in unrealized appreciation on investments ...    (2,058,842)
                                                                   -----------
        Net Realized and Unrealized Gain .......................     7,389,597
                                                                   -----------
      Net Increase in Net Assets Resulting from Operations .....   $ 7,329,740
                                                                   ===========

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                  For the years ended October 31,
                                                                  -------------------------------
                                                                       1999           1998
                                                                    ----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment income (loss) ..........................   $    (59,857)   $     30,320
        Net realized gain on investments ......................      9,448,439      18,080,219
        Net change in unrealized appreciation on investments ..     (2,058,842)    (16,733,860)
                                                                  ------------    ------------
      Net increase in net assets resulting from operations ....      7,329,740       1,376,679
                                                                  ------------    ------------
      Dividends and distributions declared (Note1):
        From net realized gains ...............................    (18,375,827)     (4,159,510)
                                                                  ------------    ------------
      Capital stock transactions (Note 4):
        Net proceeds from sales of capital stock ..............     15,468,025      17,577,439
        Net asset value of capital stock issued to shareholders
         in reinvestment of dividends and distributions .......     15,628,940         260,055
        Net cost of capital stock redeemed ....................    (56,535,671)    (22,044,704)
                                                                  ------------    ------------
            Net decrease in net assets resulting from
             capital transactions .............................    (25,438,706)     (4,207,210)
                                                                  ------------    ------------
            Total decrease in net assets ......................    (36,484,793)     (6,990,041)

NET ASSETS:
      Beginning of year .......................................     62,054,543      69,044,584
                                                                  ------------    ------------
      End of year .............................................   $ 25,569,750    $ 62,054,543
                                                                  ============    ============


                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year



                                                          For the years ended October 31,
                                              --------------------------------------------------
                                                1999      1998       1997       1996      1995
                                              ------     ------     ------     ------    ------
Net asset value, beginning of year .........  $50.88     $52.73     $42.30     $36.46    $29.84

Income from investment operations:
  Net investment income / (loss) ...........   (0.04)(2)   0.03       0.21       0.16      0.26
  Net realized and unrealized gain .........    6.30       1.24      12.22       6.75      7.15

Less dividends and distributions (Note 1):
From net investment income ...............      --         --        (0.14)     (0.20)    (0.28)
  In excess of net investment income .....      --         --        (0.05)       --        --
Net realized gains .......................    (39.44)     (3.12)     (1.81)     (0.87)    (0.51)
                                              ------     ------     ------     ------   -------
Net asset value, end of year ...............  $17.70     $50.88     $52.73     $42.30   $ 36.46
                                              ======     ======     ======     ======   =======
Total Return(1) ............................   24.17%      2.50%     30.29%     19.32%    25.50%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted) ..  25,570     62,055     69,045     50,773    32,000
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund1 .................    1.35%      1.15%      1.20       1.20%     1.20%
    Expense offset .........................    0.05%      0.06%      0.02%       n/a       n/a
                                              ------     ------     ------     ------   -------
        Total Expenses .....................    1.40%      1.21%      1.22%      1.20%     1.20%

  Ratio of net investment income /
    (loss) to average net assets ...........   (0.22%)     0.04%      0.23%      0.40%     0.84%
  Portfolio turnover rate ..................     124%       104%        37%        42%       69%

----------
1     Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

        Ratio of expenses to average
          net  assets ......................     N/A        N/A       1.16%      1.21%     1.28%
        Total return........................     N/A        N/A      30.33%     19.31%    25.42%



      Furthermore, the ratio of expenses to average net assets for the years ended October 31, 1997, 1996 and 1995 reflects fees paid with brokerage commission and fees reduced in connection with specific arrangements. Had these arrangements not been in place, the ratio would have been 1.18%, 1.30% and 1.38%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

2     Calculated using average shares outstanding for the year.


                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Equity Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid semi-annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

                       THE 59 WALL STREET U.S. EQUITY FUND

      2.    Transactions with Affiliates.

      Investment Advisory Fee. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. For the year ended October 31, 1999 the Fund incurred $174,315 for investment advisory services.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1999 the Fund incurred $40,227 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the year ended October 31, 1999 the Fund incurred $67,044 for shareholder servicing/eligible institution services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 1999 the Fund incurred $8,735 for these fees.

      3. Investment Transactions. For the year ended October 31, 1999 the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $33,898,089 and $79,730,023, respectively. For that same period, the Fund paid brokerage commissions of $40,151 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Fund were reduced by $13,513 as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital
stock    were    as    follows:


                                               For the years ended October31,
                                               ------------------------------
                                                    1999           1998
                                                 ---------        -------

Capital stock sold ..........................      895,268        332,757
Capital stock issued in connection with
  reinvestment of dividends and distributions    1,018,172          5,191
Capital stock repurchased ...................   (1,688,560)      (427,691)
                                                 ---------        -------
Net increase (decrease) .....................      224,880        (89,743)
                                                 =========        =======

      5. Subsequent Event. Effective November 1, 1999, the Fund will invest all of its assets in the U.S. Equity Portfolio, an open-end investment company having the same investment objective as the Fund.

                          Independent Auditors' Report


Board of Directors and Shareholders The 59 Wall Street U.S. Equity Fund (a series of The 59 Wall Street Fund, Inc.):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street U.S. Equity Fund (a series of The 59 Wall Street Fund, Inc.) as of October 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned at October 31, 1999, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street U.S. Equity Fund at October 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP


Boston, Massachusetts
December 17, 1999

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The  following  investment   management  strategies  and  techniques  have
materially affected the Fund's performance for the fiscal year ended October 31, 1999.

U.S. Equity Fund

      The 59 Wall Street U.S. Equity Fund rose 24.2% in the twelve months ending October 31, 1999, mildly below the S&P's 25.7% total return over that time span.

      Probably the biggest surprise of the past twelve months in the U.S. was just how robust corporate profits turned out to be. Entering 1999, many market watchers were forecasting flat profits in the U.S. Instead, corporate profits jumped by roughly 15%. This is primarily what has driven the stock market higher over the last year.

      Specifically, the technology sector comprised much of the incremental growth in corporate profits. Our Fund has been overweight the technology sector for almost all of the preceding twelve months and that has been the source of a great deal of the Fund's return.

      The Fund's underperformance over the last year was primarily driven by the fact that the Fund assumed too high an economically-sensitive posture beginning in April of 1999. We did this in anticipation of an improving global economic environment. While we were correct in that the global economy did indeed revive nicely, we in retrospect overestimated the degree to which this economic revival would reinvigorate the cyclical stocks.


                       U.S. Equity Fund Growth of $10,000
                        (Table depicted as a line chart)


            Date             US Equity Fund*        S&P 500 Index
            ----             ---------------        -------------

          6/30/1992             10,000              10,000
          7/31/1992             10,320              10,338
          8/31/1992             10,076              10,114
          9/30/1992             10,284              10,245
         10/31/1992             10,332              10,281
         11/30/1992             10,837              10,630
         12/31/1992             10,747              10,760
          1/31/1993             10,872              10,850
          2/28/1993             10,892              10,998
          3/31/1993             11,055              11,230
          4/30/1993             10,615              10,958
          5/31/1993             10,890              11,251
          6/30/1993             10,974              11,284
          7/31/1993             10,893              11,238
          8/31/1993             11,374              11,664
          9/30/1993             11,326              11,574
         10/31/1993             11,670              11,813
         11/30/1993             11,638              11,701
         12/31/1993             11,858              11,842
          1/31/1994             12,042              12,244
          2/28/1994             11,801              11,912
          3/31/1994             11,296              11,394
          4/30/1994             11,382              11,540
          5/31/1994             11,614              11,729
          6/30/1994             11,496              11,442
          7/31/1994             11,843              11,817
          8/31/1994             12,293              12,300
          9/30/1994             12,109              12,000
         10/31/1994             12,208              12,269
         11/30/1994             11,745              11,823
         12/31/1994             11,939              11,998
          1/31/1995             11,977              12,309
          2/28/1995             12,441              12,788
          3/31/1995             13,043              13,165
          4/30/1995             13,332              13,552
          5/31/1995             13,667              14,093
          6/30/1995             14,039              14,420
          7/31/1995             14,581              14,898
          8/31/1995             14,590              14,935
          9/30/1995             15,043              15,565
         10/31/1995             15,321              15,509
         11/30/1995             16,287              16,189
         12/31/1995             16,524              16,501
          1/31/1996             16,921              17,062
          2/29/1996             17,292              17,221
          3/31/1996             17,330              17,387
          4/30/1996             17,248              17,643
          5/31/1996             17,241              18,097
          6/30/1996             17,285              18,166
          7/31/1996             16,252              17,364
          8/31/1996             16,762              17,730
          9/30/1996             17,964              18,727
         10/31/1996             18,279              19,243
         11/30/1996             19,524              20,696
         12/31/1996             19,106              20,286
          1/31/1997             19,786              21,553
          2/28/1997             19,674              21,722
          3/31/1997             19,101              20,831
          4/30/1997             20,041              22,074
          5/31/1997             21,915              23,417
          6/30/1997             22,660              24,465
          7/31/1997             24,377              26,411
          8/31/1997             23,740              24,933
          9/30/1997             24,576              26,297
         10/31/1997             23,817              25,420
         11/30/1997             24,521              26,596
         12/31/1997             24,896              27,052
          1/31/1998             24,848              27,351
          2/28/1998             26,201              29,323
          3/31/1998             27,319              30,823
          4/30/1998             27,141              31,133
          5/31/1998             26,244              30,599
          6/30/1998             26,076              31,841
          7/31/1998             25,232              31,502
          8/31/1998             21,187              26,952
          9/30/1998             22,200              28,679
         10/31/1998             24,411              31,010
           11/30/98             25,947              32,888
           12/31/98             27,864              34,782
           01/31/99             29,165              36,236
           02/28/99             27,932              35,110
           03/31/99             29,439              36,515
           04/30/99             29,576              37,929
           05/31/99             28,138              37,034
           06/30/99             29,867              39,088
           07/31/99             28,926              37,869
           08/31/99             29,182              37,680
           09/30/99             28,754              36,647
           10/31/99             30,313              38,966

--------------------------------------------------------------------------------
                                  Total Return
                  ------------------------------------------------
                   One Year         Five Years         Inception
                    Ended         Ended 10/31/99      to 10/31/99
                  10/31/99         (Annualized)       (Annualized)
                  ------------------------------------------------

                   24.17%             19.95%             16.47%

      *net of fees and expenses

           Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator

Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.